FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract, classified (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Current assets	R$ 3,747,881	R$ 3,048,493
Non-current assets	1,731,906	1,825,256
Current liabilities	(483,512)	(667,681)
Non-current liabilities	(1,735,204)	(4,179,114)
Total, net	R$ 3,261,071	R$ 26,954